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1933 Act File No. 033-40991
1940 Act File No. 811-06322

September 23, 2011

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	The International Equity Portfolio (the “Fund”), a series of Delaware Pooled Trust
SEC File Nos. 033-40991 and 811-06322
Preliminary Proxy Materials

Ladies and Gentlemen:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and submitted electronically via the EDGAR system, please find enclosed a Schedule 14(a) Information cover page, preliminary Notice of Special Meeting of Shareholders, proxy statement, and form of proxy card to be furnished to the shareholders of the Fund in connection with a special meeting of shareholders that is scheduled to be held on November 21, 2011.  The purpose of the proxy solicitation is to approve a new sub-advisory agreement following a change of control of the sub-adviser.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Michael D. Mabry
    Michael D. Mabry